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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number    811-21868
                                   -----------------------------------------

                      Surgeons Diversified Investment Fund
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   633 N. Clair Street           Chicago, Illinois               60611
 -------------------------------------------------------------------------------
            (Address of principal executive offices)           (Zip code)

                                 Savitri P. Pai

 Surgeons Asset Management, LLC    633 N. Clair Street   Chicago, Illinois 60611
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (312) 202-5056
                                                     ----------------------

Date of fiscal year end:      August 31, 2007
                         ----------------------------------

Date of reporting period:     November 30, 2006
                          ---------------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

SURGEONS DIVERSIFIED INVESTMENT FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
================================================================================
  SHARES   EXCHANGE TRADED FUNDS - 99.5%                               VALUE
--------------------------------------------------------------------------------
           ENERGY - 6.2%
  12,748   iShares S&P Global Energy Sector Index Fund             $  1,453,655
                                                                  --------------

           INTERNATIONAL EQUITY - 25.0%
  81,256   iShares MSCI EAFE Index Fund                               5,886,997
                                                                  --------------

           LARGE CAP GROWTH - 7.9%
  33,575   iShares Russell 1000 Growth Index Fund                     1,848,975
                                                                  --------------

           LARGE CAP INDEX - 6.9%
  11,570   S&P Depositary Receipts Trust Series 1                     1,625,701
                                                                  --------------

           LARGE CAP VALUE - 7.9%
  22,979   iShares Russell 1000 Value Index Fund                      1,868,652
                                                                  --------------

           REITS - 6.0%
  16,457   iShares Dow Jones U.S. Real Estate Index Fund              1,412,011
                                                                  --------------

           SMALL CAP GROWTH - 4.9%
  14,613   iShares Russell 2000 Growth Index Fund                     1,150,335
                                                                  --------------

           SMALL CAP VALUE - 4.9%
  14,513   iShares Russell 2000 Value Index Fund                      1,156,686
                                                                  --------------

           U.S. FIXED INCOME - 29.8%
  69,289   iShares Lehman Aggregate Bond Fund                         7,003,039
                                                                  --------------

           TOTAL EXCHANGE TRADED FUNDS (Cost $23,231,885)          $ 23,406,051
                                                                  --------------
================================================================================
  SHARES   SHORT TERM INVESTMENTS - 0.2%                               VALUE
--------------------------------------------------------------------------------
  44,589   Northern Institutional Government Fund - Select Class
           (Cost $44,589)                                          $     44,589
                                                                  --------------

           TOTAL INVESTMENTS AT VALUE - 99.7% (Cost $23,276,474)   $ 23,450,640

           OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                  74,582
                                                                  --------------

           TOTAL NET ASSETS - 100.0%                               $ 23,525,222
                                                                  ==============



See accompanying notes to Schedule of Investments.

SURGEONS DIVERSIFIED INVESTMENT FUND

NOTES TO SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2006 (UNAUDITED)


1. SECURITIES VALUATION

The Surgeons Diversified Investment Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of November 30, 2006:

           Tax cost of portfolio investments     $    23,276,474
                                                   ===============

           Gross unrealized appreciation         $       210,003
           Gross unrealized depreciation                 (35,837)
                                                   ---------------

           Net unrealized appreciation           $       174,166
                                                   ===============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Surgeons Diversified Investment Fund
             -----------------------------------------------------------



By (Signature and Title)*    /s/ Savitri P. Pai
                           --------------------------------------
                           Savitri P. Pai, President


Date        January 4, 2007
      ---------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Savitri P. Pai
                           --------------------------------------
                           Savitri P. Pai, President


Date        January 4, 2007
      ---------------------------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                           ------------------------------------------
                           Mark J. Seger, Treasurer


Date        January 4, 2007
      ---------------------------------------------




* Print the name and title of each signing officer under his or her signature.